NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Nature Of Operations And Going Concern
Comprehensive loss	$ (5,829,331)	$ (4,865,249)	$ (88,405)
Accumulated deficit	$ (19,570,801)	$ (13,734,265)